Equity_Share Capital(Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 shares
Type of share
Number of authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Share capital	₩ 2,090,558	₩ 2,090,558	$ 1,924,812
Ordinary shares
Type of share
Number of authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Par value per share | ₩ / shares	₩ 5,000	₩ 5,000
Number of issued shares	415,807,920	415,807,920	415,807,920	418,111,537
Share capital | ₩	₩ 2,090,558	₩ 2,090,558
Reconciliation Of Number Of Shares Outstanding Abstract [Abstract]
Beginning	389,634,335	395,551,297
Changes In Number Of Shares Outstanding Abstract [Abstract]
Increase	0	0
Decrease	0	(5,916,962)
Ending	389,634,335	389,634,335